Condensed Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 145,283	$ 367,110
Due from Sponsor	25,000	25,000
Prepaid expenses	309,926	354,559
Total Current Assets	480,209	746,669
Investments held in Trust Account	109,150,904	109,141,622
Prepaid expenses-non-current	118,380	189,271
Total Assets	109,749,493	110,077,562
Current Liabilities
Accrued expenses	288,513	174,579
Total Current Liabilities	288,513	174,579
Deferred underwriting fee payable	3,745,000	3,745,000
Warrant liability	1,995,475	5,144,250
Total Liabilities	6,028,988	9,063,829
Commitments and contingencies (Note 6)
Common stock subject to possible redemption at redemption value (10,700,000 shares at $10.20)	109,140,000	109,140,000
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 50,000,000 shares authorized; 2,850,000 shares issued and outstanding (excludes 10,700,000 shares subject to possible redemption)	286	286
Additional paid-in capital
Accumulated deficit	(5,419,782)	(8,126,553)
Total Stockholders’ Deficit	(5,419,495)	(8,126,267)
Total Liabilities and Stockholders’ Deficit	$ 109,749,493	$ 110,077,562